Note 12 - Other Receivables - Aged Analysis of the Company's Other Receivables (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Other receivables (Note 12)	$ 264,803	$ 329,008
Not later than one month [member]
Statement Line Items [Line Items]
Other receivables (Note 12)	4,390	50,715
Later than one month and not later than three months [member]
Statement Line Items [Line Items]
Other receivables (Note 12)	47,036	11,870
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Other receivables (Note 12)	$ 213,377	$ 266,423